Asset Retirement Obligations (Details) (USD $)	6 Months Ended
Sep. 30, 2012
Asset Retirement Obligations [Abstract]
Beginning balance, asset retirement obligations
Additions	55,924
Accretion expense	7,516
Ending balance, asset retirement obligations	$ 63,440